Impairment reviews (Tables)	12 Months Ended
Dec. 31, 2022
Impairment Of Assets [Abstract]
Summary of Goodwill allocated to each of the CGU's	Carrying amount of goodwill allocated to each of the CGUs:

	2022 € '000s	2021 € '000s
Betway	22,239	22,604
Spin	2,419	2,419
Jumpman	36,895	—
Total	61,553	25,023

Summary of Key Assumptions used in the Estimation of the Recoverable Amount	The valuation assumptions are based on external sources (macro-economic and market data from listed peers) and internal sources:
As at December 31, 2022:

	Betway	Jumpman
Pre-tax discount rate	21.6%	13.5%
Long-term growth rate	2.0%	2.0%
As at December 31, 2021:

Betway
Pre-tax discount rate	22.2%
Long-term growth rate	2.0%

Summary of Key Assumption must change in its Recoverable Amount to be Equal to Carrying Amount	Certain risk premium adjustments were applied to the discount rates, to reflect different regulatory risks in the jurisdictions each CGU operates.

	Betway	Jumpman
Change in pre-tax discount rate	1.3%	N/A